Current assets - trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2018
Summary of current assets - trade and other receivables

	Consolidated
	2018	2017
	A$’000	A$’000

Trade receivables	1	231
Less: Provision for impairment of receivables	—	(226)
R&D tax rebate receivable	2,200	3,973

	2,201	3,978

Other receivables	120	77
Deposits held	609	578
Less: Provision for impairment of deposits held	(394)	(371)

	2,536	4,262

Trade receivables [member]
Summary of ageing of impaired receivables	The ageing of the impaired receivables provided for above are as follows:

	Consolidated
	2018	2017
	A$’000	A$’000

Trade receivables over 6 months overdue	—	226